Income Taxes (Components of Income Tax Provision) (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal													$ 2	$ 4	$ 2
Total current income tax expense													2	4	2
Deferred
Federal													66	84	82
Federal impact of tax reform													80	0	0
State													0	(1)	(2)
Total deferred income tax expense (benefit)													146	83	80
Total income tax expense/provision (benefit)	$ 96	$ 20	$ 19	$ 13	$ 14	$ 30	$ 22	$ 21	$ 12	$ 24	$ 28	$ 18	148	87	82
Federal
Deferred
Total income tax expense/provision (benefit)													$ 148	$ 87	$ 82